S000081439 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	124 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500TM Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%	9.91%	[1]
Russell 3000® Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%	14.14%	[1]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.86%	5.19%	8.26%	7.53%	[1]
Performance Inception Date				Aug. 31, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.86%	4.53%	7.58%	6.88%	[1]
Performance Inception Date				Aug. 31, 2015
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.65%	4.00%	6.59%	5.98%	[1]
Performance Inception Date				Aug. 31, 2015

[1]	The Institutional Shares of the Fund’s predecessor fund commenced operations on August 31, 2015.